Summary of Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012
Accounting Policies [Abstract]
Integrated common stock issued to shareholders of iSatori upon merger					8,410,973
Investment security term			Dec. 31, 2015
Gain on investment	$ 7,000		$ 6,000
Allowance for customer returns	47,000		68,548	50,511
Secured note receivable	117,543		117,543
Secured note receivable, maturity date	May 01, 2017		May 01, 2017
Secured note receivable, allowance	25,978		25,978
Property plant and equipment depreciation method	Straight-line method		Straight-line method
Property plant and equipment, estimated useful lives	Ranging from three to ten years		Ranging from three to ten years
Intangible assets, amortization method	Straight-line method		Straight-line method
Intangible assets, estimated useful lives	Ranging from three to ten years		Ranging from three to ten years
Intangible assets, amortization	2,576	546	3,259	2,184
Revenue recognition, returns, allowances and discounts	715,030	350,636	1,717,211	1,891,607
Leases, rent expense	20,716	14,240	57,108	65,645
Leases, term	Feb. 01, 2017		Feb. 01, 2017
Leases, description	A new lease was signed on November 1, 2012 which included the expansion of the lease space to a total of 10,044 square feet to accomodate growth. The Company assumed the new addition in February, 2013.		A new lease was signed on November 1, 2012 which included the expansion of the lease space to a total of 10,044 square feet to accomodate growth. The Company assumed the new addition in February, 2013.
Leases, future payments	346,137		346,137
Deferred financing fees, accumulated amortization	5,000		3,125
Marketing, deferred advertising costs			3,641	25,488
Marketing, expense	145,733	312,503	1,996,325	2,450,464
Research and development costs	59,810	4,148	37,234	13,289
Depreciation expense	$ 22,440	$ 17,332	$ 76,266	$ 80,150